Statement of Changes in Equity Statement - USD ($) $ in Millions	Total	Share capital and premium	Other capital reserves [1]	Retained earnings (Accumulated losses)		Equity investments at fair value though OCI (FVTOCI)	Available- for-sale reserve	Actuarial gains (losses)	Foreign currency translation reserve	Total	Non- controlling interests
Equity at Dec. 31, 2015	$ 2,467	$ 7,066	$ 116	$ (3,174)	[2]		$ 7	$ (19)	$ (1,566)	$ 2,430	$ 37
Profit (loss) for the year	80			63	[2]					63	17
Other comprehensive income (loss)	187						9	(2)	180	187
Total comprehensive income (loss)	267			63	[2]		9	(2)	180	250	17
Shares issued	42	42								42
Share-based payment for share awards net of exercised	(7)		(7)							(7)
Dividends of subsidiaries	(15)									0	(15)
Transfer to reserves	0			(2)	[2]			2		0
Translation	0		7	(6)	[2]		1	(2)		0
Equity at Dec. 31, 2016	2,754	7,108	116	(3,119)	[2]		17	(21)	(1,386)	2,715	39
Profit (loss) for the year	(171)			(191)	[2]					(191)	20
Other comprehensive income (loss)	154						25	6	123	154
Total comprehensive income (loss)	(17)			(191)	[2]		25	6	123	(37)	20
Shares issued	26	26								26
Share-based payment for share awards net of exercised	(1)		(1)							(1)
Dividends paid (note 13)	(39)			(39)	[2]					(39)
Dividends of subsidiaries	(19)									0	(19)
Translation	0		9	(10)	[2]		1	(1)		(1)	1
Equity (Previously stated [member]) at Dec. 31, 2017	2,704	7,134	124	(3,359)			43	(16)	(1,263)	2,663	41
Equity (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2017	0			10	[2]	$ 33	(43)			0
Equity at Dec. 31, 2017	2,704	7,134	124	(3,349)	[2]	33	0	(16)	(1,263)	2,663	41
Profit (loss) for the year	150			133	[2]					133	17
Other comprehensive income (loss)	(141)					5		4	(150)	(141)
Total comprehensive income (loss)	9			133	[2]	5		4	(150)	(8)	17
Shares issued	37	37								37
Share-based payment for share awards net of exercised	(17)		(17)							(17)
Dividends paid (note 13)	(24)			(24)	[2]					(24)
Dividends of subsidiaries	(15)									0	(15)
Transfer of gain on disposal of equity investments	0			1	[2]	(1)				0
Translation	0		(11)	12	[2]					1	(1)
Equity at Dec. 31, 2018	$ 2,694	$ 7,171	$ 96	$ (3,227)	[2]	$ 37	$ 0	$ (12)	$ (1,413)	$ 2,652	$ 42

[1]	Other capital reserves include a surplus on disposal of company shares held by companies prior to the formation of AngloGold Ashanti Limited of $10m (2017: $11m; 2016: $10m), surplus on equity transaction of joint venture of $36m (2017: $36m; 2016: $36m), equity items for share-based payments of $48m (2017: $75m; 2016: $68m), cash flow hedge reserves and other reserves.
[2]	Included in accumulated losses are retained earnings totalling $283m (2017: $287m; 2016: $250m) arising at the equity accounted investments and certain subsidiaries which may not be remitted without third party consent.